SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - Additional information (Details)	Dec. 31, 2024 ¥ / $
Condensed Financial Statements, Captions [Line Items]
Convenience exchange rate per US$1.00	7.2993
Parent Company
Condensed Financial Statements, Captions [Line Items]
Convenience exchange rate per US$1.00	7.2993